UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2006

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas         November 13, 2006
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total: $949,095 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      COM               001765106   1,569         67,800   SH        DEFINED    1, 2      67,800
AMR CORP                      NOTE 4.250% 9/2   001765BA3 125,339     85,350,000  PRN        DEFINED    1, 2  85,350,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  29,740     23,650,000  PRN        DEFINED    1, 2  23,650,000
ALLIANCE DATA SYSTEMS CORP    COM               018581108     510          9,249   SH        DEFINED    1, 2       9,249
AMDOCS LTD                    ORD               G02602103     684         17,264   SH        DEFINED    1, 2      17,264
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9  28,822     29,075,000  PRN        DEFINED    1, 2  29,075,000
AMGEN INC                     NOTE 3/0          031162AL4   9,310     12,500,000  PRN        DEFINED    1, 2  12,500,000
AMPHENOL CORP NEW             CL A              032095101     959         15,479   SH        DEFINED    1, 2      15,479
ANADARKO PETE CORP            COM               032511107     219          5,000   SH        DEFINED    1, 2       5,000
APACHE CORP                   COM               037411105   4,361         69,000   SH        DEFINED    1, 2      69,000
ARCH COAL INC                 COM               039380100   1,156         40,000   SH        DEFINED    1, 2      40,000
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105   1,550         60,000   SH        DEFINED    1, 2      60,000
AVID TECHNOLOGY INC           COM               05367P100   1,548         42,502   SH        DEFINED    1, 2      42,502
AXIS CAPITAL HOLDINGS         SHS               G0692U109   2,657         76,600   SH        DEFINED    1, 2      76,600
BALLY TOTAL FITNESS HLDG COR  COM               05873K108     131         86,666   SH        DEFINED    1, 2      86,666
BANK NEW YORK INC             COM               064057102     242          6,874   SH        DEFINED    1, 2       6,874
CELEBRATE EXPRESS INC         COM               15100A104   1,176         92,200   SH        DEFINED    1, 2      92,200
CENTRAL GARDEN & PET CO       COM               153527106     434          8,986   SH        DEFINED    1, 2       8,986
CHEMTURA CORP                 COM               163893100     739         85,231   SH        DEFINED    1, 2      85,231
CHESAPEAKE ENERGY CORP        COM               165167107   7,416        255,900   SH        DEFINED    1, 2     255,900
COMSYS IT PARTNERS INC        COM               20581E104  32,579      1,895,254   SH        DEFINED    1, 2   1,895,254
CONEXANT SYSTEMS INC          COM               207142100   2,000      1,000,000   SH        DEFINED    1, 2   1,000,000
CONOCOPHILLIPS                COM               20825C104   1,488         25,000   SH        DEFINED    1, 2      25,000
CONTINENTAL AIRLS INC         CL B              210795308   4,582        161,850   SH        DEFINED    1, 2     161,850
CONVERIUM HLDG AG             SPONSORED ADR     21248N107   2,108        346,670   SH        DEFINED    1, 2     346,670
COUNTRYWIDE FINANCIAL CORP    COM               222372104     701         20,000   SH        DEFINED    1, 2      20,000
EOG RES INC                   COM               26875P101   1,626         25,000   SH        DEFINED    1, 2      25,000
ELECTRONICS FOR IMAGING INC   COM               286082102     786         34,344   SH        DEFINED    1, 2      34,344
FTI CONSULTING INC            COM               302941109     356         14,190   SH        DEFINED    1, 2      14,190
FIDELITY NATL TITLE GROUP IN  CL A              31620R105     853         40,700   SH        DEFINED    1, 2      40,700
FIRST DATA CORP               COM               319963104     696         16,583   SH        DEFINED    1, 2      16,583
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206  63,863      1,916,000  PRN        DEFINED    1, 2   1,916,000
FOUNDATION COAL HLDGS INC     COM               35039W100   1,525         47,100   SH        DEFINED    1, 2      47,100
FREMONT GEN CORP              COM               357288109   2,549        182,200   SH        DEFINED    1, 2     182,200
GENERAL MTRS CORP             DEB SR CV C 33    370442717 266,550     11,695,200  PRN        DEFINED    1, 2  11,695,200
GENERAL MTRS CORP             DEB SR CONV B     370442733 112,327      5,665,000  PRN        DEFINED    1, 2   5,665,000
GENERAL MTRS CORP             DEB SR CONV A     370442741  27,226      1,106,300  PRN        DEFINED    1, 2   1,106,300
GOLDCORP INC NEW              COM               380956409     307         13,001   SH        DEFINED    1, 2      13,001
GRAPHIC PACKAGING CORP DEL    COM               388688103     146         40,000   SH        DEFINED    1, 2      40,000
GREY WOLF INC                 COM               397888108     678        101,500   SH        DEFINED    1, 2     101,500
GUITAR CTR MGMT INC           COM               402040109     901         20,165   SH        DEFINED    1, 2      20,165
HALLIBURTON CO                NOTE 3.125% 7/1   406216AM3  39,361     25,000,000  PRN        DEFINED    1, 2  25,000,000
HARMAN INTL INDS INC          COM               413086109   1,426         17,086   SH        DEFINED    1, 2      17,086
HARRIS INTERACTIVE INC        COM               414549105     506         82,982   SH        DEFINED    1, 2      82,982
HAYES LEMMERZ INTL INC        COM NEW           420781304   7,858      3,539,734   SH        DEFINED    1, 2   3,539,734
HUDSON CITY BANCORP           COM               443683107   1,385        104,500   SH        DEFINED    1, 2     104,500
INTEL CORP                    SDCV 2.950% 12/1  458140AD2     792        900,000  PRN        DEFINED    1, 2     900,000
IPC HLDGS LTD                 ORD               G4933P101   2,282         75,000   SH        DEFINED    1, 2      75,000
ISHARES TR                    NASDQ BIO INDX    464287556   1,270         17,209   SH        DEFINED    1, 2      17,209
JP MORGAN CHASE & CO          COM               46625H100   1,210         25,775   SH        DEFINED    1, 2      25,775
KOPIN CORP                    COM               500600101     276         82,519   SH        DEFINED    1, 2      82,519
LAMAR ADVERTISING CO          CL A              512815101     295          5,532   SH        DEFINED    1, 2       5,532
LEGG MASON INC                COM               524901105   1,627         16,129   SH        DEFINED    1, 2      16,129
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250% 12/1  52729NBF6  31,538     21,000,000  PRN        DEFINED    1, 2  21,000,000
MAPINFO CORP                  COM               565105103     500         39,010   SH        DEFINED    1, 2      39,010
MAXIMUS INC                   COM               577933104     541         20,745   SH        DEFINED    1, 2      20,745
MERRILL LYNCH & CO INC        COM               590188108   2,035         26,011   SH        DEFINED    1, 2      26,011
METHANEX CORP                 COM               59151K108   6,135        252,050   SH        DEFINED    1, 2     252,050
MICROSOFT CORP                COM               594918104     929         33,985   SH        DEFINED    1, 2      33,985
MICROCHIP TECHNOLOGY INC      COM               595017104     448         13,830   SH        DEFINED    1, 2      13,830
MONTPELIER RE HOLDINGS LTD    SHS               G62185106   2,414        124,500   SH        DEFINED    1, 2     124,500
MUELLER WTR PRODS INC         COM SER A         624758108     213         14,550   SH        DEFINED    1, 2      14,550
NATIONAL R V HLDGS INC        COM               637277104   1,214        349,900   SH        DEFINED    1, 2     349,900
OMNICOM GROUP INC             NOTE 7/3          681919AM8  49,258     50,000,000  PRN        DEFINED    1, 2  50,000,000
OPTIONSXPRESS HLDGS INC       COM               684010101     476         17,057   SH        DEFINED    1, 2      17,057
PNC FINL SVCS GROUP INC       COM               693475105   1,152         15,900   SH        DEFINED    1, 2      15,900
PEABODY ENERGY CORP           COM               704549104   4,384        119,200   SH        DEFINED    1, 2     119,200
QIMONDA AG                    SPONSORED ADR     746904101     376         22,128   SH        DEFINED    1, 2      22,128
QUALCOMM INC                  COM               747525103     409         11,258   SH        DEFINED    1, 2      11,258
REGAL ENTMT GROUP             CL A              758766109   1,001         50,491   SH        DEFINED    1, 2      50,491
RES-CARE INC                  COM               760943100  20,915      1,041,074   SH        DEFINED    1, 2   1,041,074
SCIENTIFIC GAMES CORP         CL A              80874P109   1,737         54,623   SH        DEFINED    1, 2      54,623
SEMICONDUCTOR HLDRS TR        DEP RCPT          816636203     343         10,014   SH        DEFINED    1, 2      10,014
STREETTRACKS SER TR           SPDR HOMEBUILD    86330E745   3,261         99,675   SH        DEFINED    1, 2      99,675
SUNTRUST BKS INC              COM               867914103     541          6,996   SH        DEFINED    1, 2       6,996
SUPERVALU INC                 COM               868536103     778         26,251   SH        DEFINED    1, 2      26,251
TENET HEALTHCARE CORP         COM               88033G100     920        113,000   SH        DEFINED    1, 2     113,000
TESORO CORP                   COM               881609101   5,305         91,500   SH        DEFINED    1, 2      91,500
TITAN INTL INC ILL            COM               88830M102   1,712         94,705   SH        DEFINED    1, 2      94,705
TOPPS INC                     COM               890786106   2,086        232,804   SH        DEFINED    1, 2     232,804
UAL CORP                      COM NEW           902549807     465         17,500   SH        DEFINED    1, 2      17,500
UAL CORP                      DBCV 5.000% 2/0   902549AE4   1,378      1,450,000  PRN        DEFINED    1, 2   1,450,000
ULTRA PETROLEUM CORP          COM               903914109   3,045         63,300   SH        DEFINED    1, 2      63,300
UNITEDHEALTH GROUP INC        COM               91324P102     640         12,998   SH        DEFINED    1, 2      12,998
VISTEON CORP                  COM               92839U107   1,528        187,500   SH        DEFINED    1, 2     187,500
WILLIAMS SCOTSMAN INTL INC    COM               96950G102     387         18,110   SH        DEFINED    1, 2      18,110
X-RITE INC                    COM               983857103     334         31,071   SH        DEFINED    1, 2      31,071